Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of depreciation rates and schedule of reconciliation of property, plant and equipment	The Barclays Bank Group and Barclays Bank PLC use the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings	2%-3.3%
Leasehold property	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6%-10%
Equipment installed in freehold and leasehold property	6%-10%
Computers and similar equipment	17%-33%
Fixtures and fittings and other equipment	9%-20%

	Barclays Bank Group
	Investment property	Property	Equipment	Right of use assets[a]	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2023	5	1,624	1,039	781	3,449
Additions	—	18	85	9	112
Disposals[b]	(3)	(12)	(186)	(3)	(204)
Exchange and other movements	—	(90)	4	16	(70)
As at 31 December 2023	2	1,540	942	803	3,287
Accumulated depreciation and impairment
As at 1 January 2023	—	(782)	(775)	(513)	(2,070)
Depreciation charge	—	(47)	(78)	(52)	(177)
Impairment charge	—	—	—	(13)	(13)
Disposals[b]	—	9	185	3	197
Exchange and other movements	—	42	(22)	18	38
As at 31 December 2023	—	(778)	(690)	(557)	(2,025)
Net book value	2	762	252	246	1,262
Cost
As at 1 January 2022	7	1,702	1,058	715	3,482
Additions	—	93	79	20	192
Disposals[b]	(1)	(269)	(212)	(14)	(496)
Exchange and other movements	(1)	98	114	60	271
As at 31 December 2022	5	1,624	1,039	781	3,449
Accumulated depreciation and impairment
As at 1 January 2022	—	(920)	(877)	(437)	(2,234)
Depreciation charge	—	(70)	(61)	(69)	(200)
Impairment charge	—	—	—	(13)	(13)
Disposals[b]	—	269	209	16	494
Exchange and other movements	—	(61)	(46)	(10)	(117)
As at 31 December 2022	—	(782)	(775)	(513)	(2,070)
Net book value	5	842	264	268	1,379
Notes
aRight of use (ROU) asset balances relate to Property Leases accounted in accordance with IFRS 16. Refer to Note 19 for further details.
bDisposals pertain to fully depreciated assets which are not in use.